Annual Operating Expenses - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2023
VIP Investment Grade Bond Portfolio - Initial Class
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%
VIP Investment Grade Bond Portfolio - Service Class
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	0.50%
VIP Investment Grade Bond Portfolio - Service Class 2
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%